Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to the Grant of Equity Awards

Under the Company's practices, long-term equity incentive compensation for any of the Company's equity awards, is typically reviewed and approved by the Board of Directors at their first regularly scheduled meeting prior to the planned issuance of any awards. Neither the Board of Directors nor the Compensation Committee take into account material non-public information when determining the timing or terms of equity awards, nor does the Company time disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	Under the Company's practices, long-term equity incentive compensation for any of the Company's equity awards, is typically reviewed and approved by the Board of Directors at their first regularly scheduled meeting prior to the planned issuance of any awards. Neither the Board of Directors nor the Compensation Committee take into account material non-public information when determining the timing or terms of equity awards, nor does the Company time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false